Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(1)(2)	Value of Fixed $100 Investment Based On:		Net Income ($ in thousands)	Company Selected Measure: Diluted EPS ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)

2024	1,923,165	1,993,905	622,096	617,401	113.70	132.44	53,004	3.62
2023	1,522,312	1,447,110	803,573	791,548	95.46	112.03	43,383	2.97
2022	1,323,221	1,596,289	512,046	476,400	100.49	111.47	61,439	4.17
2021	2,375,909	2,306,068	594,080	638,100	112.11	126.43	69,014	4.60
2020	3,088,311	1,606,062	627,250	415,542	80.73	90.82	59,486	3.95

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote	The CEO and all other named executive officers included in average summary compensation were as follows for each year indicated:

	2024	2023	2022	2021	2020

CEO	Simon R. Griffiths	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour
Other Named Executive Officers	Michael R. Archer	Michael R. Archer	Michael R. Archer	Gregory A. White	Gregory A. White(b)
	William H. Martel	Simon R. Griffiths(a)	William H. Martel	William H. Martel	Joanne T. Campbell
	Patricia A. Rose	William H. Martel	Timothy P. Nightingale	Timothy P. Nightingale	Timothy P. Nightingale
	Ryan A. Smith	Patricia A. Rose	Patricia A. Rose	Patricia A. Rose	Patricia A. Rose
Deborah A. Jordan(b)
a.Mr. Griffiths joined the Company and the Bank on November 20, 2023 as EVP, Chief Operating Officer, and was then appointed as President and CEO of the Company and Bank on January 1, 2024.
b.Mr. White was appointed as EVP, CFO of the Company, effective April 15, 2020, at which time Ms. Jordan relinquished her role as EVP, CFO and retired from the Company effective June 10, 2020. For purposes of calculating the average summary compensation for the named executive officers, the amounts used for purposes of determining each named executive officer's compensation only reflect the period that they were employed by the Company.

Peer Group Issuers, Footnote	The peer group TSR was calculated using the S&P U.S. SmallCap Banks Index as of December 31, 2024, which differs from our industry index used to assess relative performance of ROAE under the LTIP. Refer to “Long-Term Incentive Program” beginning on page 53.
PEO Total Compensation Amount	$ 1,923,165	$ 1,522,312	$ 1,323,221	$ 2,375,909	$ 3,088,311
PEO Actually Paid Compensation Amount	$ 1,993,905	1,447,110	1,596,289	2,306,068	1,606,062
Adjustment To PEO Compensation, Footnote	CAP to CEO was calculated as follows:

Year	Summary Compensation Table Total for CEO	Change in Pension Value	Fair Value of Current Year Equity Awards at Grant Date	Pension value attributable to Current Year's Service Cost	Fair Value of Current Year Equity Awards at December 31	Dividends Paid on Restricted Stock	Change in Fair Value of Prior Years' Awards Unvested at December 31	Change in Fair Value of Prior Years' Awards That Vested During the Year	Fair Value of Awards Forfeited During the Year	Compensation Actually Paid to CEO
	($)	($)	($)(a)	($)	($)(a)	($)	($)(a)	($)(a)	($)	($)

2024	1,923,165	—	(627,600)	—	677,600	17,010	14,976	(11,246)	—	1,993,905
2023	1,522,312	(284,097)	(304,590)	155,856	388,077	9,519	122,115	(162,082)	—	1,447,110
2022	1,323,221	—	(329,977)	403,598	324,139	2,541	(48,298)	(78,935)	—	1,596,289
2021	2,375,909	(820,719)	(342,314)	376,267	378,633	—	283,937	54,355	—	2,306,068
2020	3,088,311	(1,716,445)	(348,204)	349,348	383,419	—	(40,985)	(109,382)	—	1,606,062
a.Fair value was computed in accordance with the Company's methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 622,096	803,573	512,046	594,080	627,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,401	791,548	476,400	638,100	415,542
Adjustment to Non-PEO NEO Compensation Footnote
Average summary compensation actually paid to non-CEO named executive officers was calculated as follows:

Year	Average Summary Compensation Table Total for non-CEO Named Executive Officers	Change in Pension Value	Fair Value of Current Year Equity Awards at Grant Date	Pension Value Attributable to Current Year's Service Cost	Fair Value of Current Year Equity Awards at December 31	Dividends Paid on Restricted Stock	Change in Fair Value of Prior Years' Awards Unvested at December 31	Change in Fair Value of Prior Years' Awards That Vested During the Year	Fair Value of Awards Forfeited During the Year	Average Summary Compensation Actually Paid to non-CEO Named Executive Officers
	($)	($)	($)(a)	($)	($)(a)	($)	($)(a)	($)(a)	($)	($)

2024	622,096	—	(114,274)	—	138,189	4,959	9,891	(43,460)	—	617,401
2023(b)	803,573	—	(301,670)	—	323,712	2,111	(5,532)	(30,646)	—	791,548
2022	512,046	—	(92,679)	—	88,998	663	(14,010)	(18,618)	—	476,400
2021	594,080	—	(98,392)	—	108,264	—	61,133	24,136	(51,121)	638,100
2020	627,250	(133,519)	(86,367)	23,015	73,456	—	(8,656)	(36,156)	(43,481)	415,542
a.Fair value was computed in accordance with the Company's methodology used for financial reporting purposes.
b.Includes the compensation and current year equity awards for Mr. Griffiths who joined the bank on November 20, 2023 as EVP, Chief Operating officer, and was then appointed as President and CEO of the Company and Bank on January 1, 2024.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR – The table below shows the relationship between CAP to CEO and the average of CAP to all other named executive officers, and the Company's TSR and peer group TSR for the period December 31, 2019 through December 31, 2024. The table assumes a $100 investment on December 31, 2019 and measures the amount by which the market value, assuming the reinvestment of dividends, has changed as of December 31, 2024:
The SEC requires companies to compare CAP to CEO and all other named executive officers to cumulative TSR however, we do not link CEO or all other named executive officers’ compensation to our cumulative TSR.

Compensation Actually Paid vs. Net Income
Net Income – The table below shows the relationship between CAP to CEO and the average of the CAP to all other named executive officers and the Company's net income:
The SEC requires companies to compare CAP to CEO and all other named executive officers to net income; however, we do not link CEO or all other named executive officers’ compensation to net income.

Compensation Actually Paid vs. Company Selected Measure
Diluted EPS – The table below shows the relationship between CAP to CEO and the average of the CAP to all other named executive officers and the Company's diluted EPS:
	Diluted EPS is used by the Company to determine incentive payouts for all named executive officers, including the CEO, under the Company's LTIP
Tabular List, Table

Financial Performance Measures(1)
Diluted EPS
Adjusted PPNR + NCO
Adjusted ROAA
Relative Core ROAA
Relative Core ROAE

Total Shareholder Return Amount	$ 113.70	95.46	100.49	112.11	80.73
Peer Group Total Shareholder Return Amount	132.44	112.03	111.47	126.43	90.82
Net Income (Loss)	$ 53,004,000	$ 43,383,000	$ 61,439,000	$ 69,014,000	$ 59,486,000
Company Selected Measure Amount | $ / shares	3.62	2.97	4.17	4.60	3.95
PEO Name	Simon R. Griffiths	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour	Gregory A. Dufour
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted PPNR + NCO
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROAA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Core ROAA
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Core ROAE
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (284,097)	$ 0	$ (820,719)	$ (1,716,445)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(627,600)	(304,590)	(329,977)	(342,314)	(348,204)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	155,856	403,598	376,267	349,348
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,600	388,077	324,139	378,633	383,419
PEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,010	9,519	2,541	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,976	122,115	(48,298)	283,937	(40,985)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,246)	(162,082)	(78,935)	54,355	(109,382)
PEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(133,519)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,274)	(301,670)	(92,679)	(98,392)	(86,367)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	23,015
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,189	323,712	88,998	108,264	73,456
Non-PEO NEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,959	2,111	663	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,891	(5,532)	(14,010)	61,133	(8,656)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,460)	(30,646)	(18,618)	24,136	(36,156)
Non-PEO NEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (51,121)	$ (43,481)